Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
REVENUES

NOTE 9: - REVENUES

The Company recognized revenue from contracts with customers for the six months ended June 30, 2025 and 2024, as follows:

	Six months ended June 30,
	2025	2024

Revenues from CDMO recognized Over time	$182	$180
Revenues from CDMO recognized Point in time	591	104
Revenues recognized from Licensing	-	-
Total	$773	$284

During 2024, the Company recorded deferred revenues in the amount of $225 related to one customer. For the six months ended June 30, 2025, these deferred revenues were recognized as revenue upon meeting the revenue recognition criteria.